Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (1,549,200)	$ (973,900)	$ (3,762,100)	$ 197,000
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	240,200	141,900	619,800	427,600
Amortization of right of use assets	70,900	63,700	258,900	153,500
Forgiveness on PPP loan	(10,000)		(562,300)
Loss on sale of equipment	35,900	15,500	267,700
Stock compensation	115,100		115,700	7,100
Net change in assets and liabilities:
Accounts receivable	43,600	9,000	(66,400)	40,200
Retainage receivable	(250,000)
Prepaid expenses	155,200	35,800	(314,900)	(102,900)
Real estate	(14,712,100)	(1,487,500)	6,755,900	(6,089,900)
Deferred revenue	(896,300)	35,500	823,100	73,200
Deferred income tax		(29,800)	171,600	(634,600)
Income tax payable				(54,800)
Payments on right of use liability	(66,100)	(82,800)	(273,800)	(170,700)
Accounts payable and accrued expenses	(93,800)	(539,100)	(1,015,400)	2,969,400
NET CASH (USED IN) OPERATING ACTIVITIES	(16,916,600)	(2,811,700)	3,017,800	(3,184,900)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(149,100)	(5,200)	(408,000)	(402,800)
Proceeds on the sale of equipment	69,500	145,400	987,200
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(79,600)	140,200	579,200	(402,800)
CASH FLOWS FROM FINANCING ACTIVITIES
Construction loans, net	(425,500)	5,994,300	444,800	(7,524,600)
Financing fees construction loans	(92,900)	(207,200)	(1,048,700)	(1,289,100)
Construction loans related parties, net	284,500	(2,697,300)	(8,445,100)	13,720,800
Financing fees related party construction loans	(376,900)		(1,421,200)
Payments on financing leases	(101,300)	(145,600)	(564,400)	(185,100)
Proceeds from note payable PPP			582,800
Payments on PPP loan	(3,400)		(1,200)
Due to related party		(5,000)	(8,100)	8,100
Repayments on note payable D&O insurance	(368,500)		(484,300)
Net proceeds from issuance of common stock	25,101,000		10,789,000
Repayment on equipment loans	(415,600)	(196,300)	(1,409,000)	(444,900)
Proceeds from exercise of stock options	18,000
Distributions				(488,400)
Deferred offering cost	27,300		(65,100)
NET CASH PROVIDED BY FINANCING ACTIVITIES	23,646,700	2,742,900	(1,630,500)	3,796,800
NET INCREASE IN CASH	6,650,500	71,400	1,966,500	209,100
CASH AT BEGINNING OF YEAR	2,396,500	430,000	430,000	220,900
CASH AT END OF PERIOD	9,047,000	501,400	2,396,500	430,000
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	98,100	71,600	1,266,300	352,800
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Financing of assets additions	725,400		4,570,800	2,924,500
Amortization of debt discount capitalized	$ 586,600		2,299,500	738,400
Distribution of land				356,500
Right of use asset				1,286,000
Stock issued for conversion of related interest and principal			497,000
Financing of D&O insurance			$ 1,225,500